Goodwill and Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2019
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Changes in Goodwill

The following table presents changes in the carrying value of goodwill by segment for the years ended December 31, 2018 and 2019 (in thousands):

	Strayer	Capella
	University	University	Total
Balance as of December 31, 2017	$20,744	$—	$20,744
Additions	330,581	393,348	723,929
Impairments	(13,944)	—	(13,944)
Adjustments	—	1,811	1,811
Balance as of December 31, 2018	337,381	395,159	732,540
Additions	—	—	—
Impairments	—	—	—
Adjustments	—	(465)	(465)
Balance as of December 31, 2019	$337,381	$394,694	$732,075

Schedule of Intangible Assets

The following table represents the balance of the Company’s intangible assets for the years ended December 31, 2018 and 2019 (in thousands):

	December 31, 2018			December 31, 2019
	Gross			Gross
	Carrying	Accumulated		Carrying	Accumulated
	Amount	Amortization	Net	Amount	Amortization	Net
Subject to amortization
Student relationships	$166,000	$(23,056)	$142,944	$166,000	$(78,389)	$87,611
Not subject to amortization
Trade names	185,400	—	185,400	185,400	—	185,400
Total	$351,400	$(23,056)	$328,344	$351,400	$(78,389)	$273,011

Schedule of Future Amortization Expense for Finite-Lived Intangible Assets

The following table presents future amortization expense for finite-lived intangible assets as of December 31, 2019 (in thousands):

2020	$55,333
2021	32,278
2022	—
2023	—
2024	—
2025 and thereafter	—
Total	$87,611